BORROWINGS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 171
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Decrease in borrowings	$ (49)